                                   MUNICIPAL
                            MONEY MARKET [BAR LOGO]
                                      FUND

                     [Pictures of People Working & Playing]

          From Our Family to Yours: The Intelligent Creation of Wealth


                                 ANNUAL REPORT
                           and Investment Performance
                        Review for the Six Months Ended
                                August 31, 1998

                                [HERITAGE LOGO]

                                                                October 21, 1998

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for Heritage Cash
Trust -- Municipal Money Market Fund (the "Fund") for the fiscal year ended August 31, 1998. During the past fiscal year, rates on short-term investments continued to fluctuate within a relatively narrow range. The seven-day effective yield for your Fund began the fiscal year at 2.72%, increased slightly to 2.74% at the end of the semi-annual reporting period on February 28, and stood at 2.70% on August 31.

     The domestic economy has been in an expansion for the past 90 months. This expansion has been unusual, not just for its duration, but for its slow, steady growth featuring minimal inflationary pressures. Over much of the last two years, the general concern had been that the Federal Reserve Board (the "Fed") would increase short-term interest rates at the first signs of a return of inflation. Very recently however, the Fed has reduced short-term rates twice for a total of 0.50% in an effort to forestall a slowdown in our economic growth. This situation has been brought about, not because of any fundamental change in our domestic situation, but because of the financial crisis that has spread throughout many Asian, European and Latin American economies. The revenues and profits of many U.S. multinational businesses are beginning to show the negative effects of this worldwide situation, as many of their export markets are not able to continue their historic purchase levels of our products. Because of the Fed's action to reduce short-term rates, the yield on your Fund also will fall as the income from the securities in which we invest will decline. We believe that the Fed's near-term bias will be to reduce rates further, if necessary, to help our economic expansion continue.

     As U.S. stock markets suffered as investors worried about corporate earnings, money market funds and other short-term fixed income alternatives have provided a safe haven for a portion of many investors' portfolios. In fact, over the past six months, very few equity index returns are positive, making money market funds one of the best performing investment categories over this period. We encourage you to take this opportunity to review your investment portfolio with your financial advisor to ensure that you have an asset allocation strategy that is designed to meet your individual needs.

     Your Fund continues to maintain a AAAm rating from Standard & Poor's Ratings Group. This rating reflects the fact that we follow even more restrictive investment criteria in managing your Fund than required by the Securities and Exchange Commission. We also continue to provide a wide range of services that, we hope, make your Fund extremely convenient for you to use. These services include free checking (including free checks and returned cancelled checks), daily sweeps to and from your brokerage accounts and automatic payment programs. If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863.

     Please remember that if you are subject to the alternative minimum tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to a state income tax, a portion of the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     On behalf of all of us at Heritage Asset Management, thank you for your continuing investment in Heritage Cash Trust -- Municipal Money Market Fund.

                                          Sincerely,

                                          /s/ STEPHEN G. HILL
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES--102.7%(A)
ALABAMA--0.9%
$   3,000,000  Decatur, 3.55%(b)
                Pollution Control Revenue Bond
                Trico Steel Company, Series 98,
                AMT, 09/07/98*
                LOC: Chase Manhattan Bank.........  $  3,000,000
    2,000,000  Tuscaloosa County, 3.50%(b)
                Pollution Control Revenue Bond
                Tuscaloosa Steel Project, AMT,
                09/07/98*
                LOC: Bayerische Landesbank........     2,000,000
                                                    ------------
                                                       5,000,000
                                                    ------------
ALASKA--0.3%
    1,590,000  Alaska Industrial Development
                Authority, 4.50%
                Healy Clean Coal Project, MBIA,
                Series 98A, AMT, 04/01/99*
                LOC: Bank of America..............     1,596,689
                                                    ------------
ARIZONA--0.8%
    1,400,000  Apache County, 3.25%(b)
                Pollution Control Revenue Bond
                Tuscon Electric, Series 85A,
                09/07/98*
                LOC: Toronto Dominion.............     1,400,000
    3,180,000  Navajo County, 3.35%(b)
                Utility Revenue Bond
                Citizens Utilities, Series 97B,
                AMT, 09/07/98*....................     3,180,000
                                                    ------------
                                                       4,580,000
                                                    ------------
ARKANSAS--0.9%
    3,500,000  Clark County, 3.37%(b)
                Solid Waste Revenue Bond
                Reynolds Metals Project, Series
                92, AMT, 09/07/98*
                LOC: Sun Bank.....................     3,500,000
    1,605,000  Russellville, 3.95%
                Sales and Use Tax FSA,
                Series 97, 11/01/98*..............     1,605,000
                                                    ------------
                                                       5,105,000
                                                    ------------
COLORADO--1.0%
    4,000,000  Colorado Student Obligation
                Authority, 3.30%(b)
                Student Loan Revenue Bond, Series
                89A, AMT, 09/07/98*
                LOC: Student Loan Marketing
                Association.......................     4,000,000
    1,500,000  Colorado Student Obligation
                Authority, 3.30%(b)
                Student Loan Revenue Bond, Series
                97D, AMT, 09/07/98*
                LOC: Student Loan Marketing
                Association.......................     1,500,000
                                                    ------------
                                                       5,500,000
                                                    ------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
DELAWARE--4.1%
   12,500,000  Delaware Economic Development
                Authority, 3.40%(b)
                Pollution Control Revenue Bond
                Star Enterprise Project, Series
                97C,
                AMT, 09/07/98*
                LOC: Canadian Imperial Bank of
                Commerce..........................    12,500,000
    8,500,000  Delaware Economic Development
                Authority, 3.35%(b)
                Pollution Control Revenue Bond
                Star Enterprise Project, Series
                97B,
                AMT, 09/07/98*
                LOC: Canadian Imperial Bank of
                Commerce..........................     8,500,000
    2,000,000  Delaware Economic Development
                Authority, 3.40%(b)
                Industrial Development Revenue
                Bond
                Delaware Clean Power Project,
                Series 97A, AMT, 09/07/98*
                LOC: Canadian Imperial Bank
                of Commerce.......................     2,000,000
                                                    ------------
                                                      23,000,000
                                                    ------------
DISTRICT OF COLUMBIA--4.1%
   10,300,000  District of Columbia Education
                Facility, 3.30%(b)
                George Washington University,
                Series 85A, 09/07/98*
                LOC: First National Bank
                of Chicago........................    10,300,000
    4,630,000  District of Columbia Housing
                Finance Authority, 3.25%(b)
                Multi Family Housing Revenue Bond
                Livingston Manor Apartments,
                09/07/98*
                LOC: First Union National Bank....     4,630,000
    3,500,000  District of Columbia Housing
                Finance Authority, 4.05%
                Single Family Mortgage
                Revenue Bond
                Home Mortgage Revenue,
                Series 97C, AMT, 09/01/98*
                GIC: American International
                Group.............................     3,500,000
    5,000,000  District of Columbia, GO, 4.50%
                Tax Revenue Anticipation
                Note, Series 98B, 09/30/98*
                LOC: Union Bank of Switzerland,
                Morgan Guaranty Trust Company,....     5,002,406
                                                    ------------
                                                      23,432,406
                                                    ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
FLORIDA--1.6%
$   3,400,000  Florida Housing Finance Authority,
                3.37%(b)
                Multi Family Housing Revenue Bond
                Ashley Lake II, Series 89J, AMT,
                09/07/98*
                LOC: Morgan Guaranty Trust
                Company...........................  $  3,400,000
    1,350,000  Greater Orlando Aviation Authority,
                3.90%
                Signature Flight, Series 97, AMT,
                12/01/98*
                LOC: Bayerische Landesbank........     1,350,000
    1,090,000  Jacksonville, 3.20%(b)
                YMCA, First Coast Project,
                Series 98, 09/07/98*
                LOC: First Union National Bank....     1,090,000
    3,100,000  Orange County, 3.20%(b)
                Health Facility Revenue Bond
                Adventist Health Systems, Series
                92,
                09/07/98*
                LOC: Sun Bank.....................     3,100,000
                                                    ------------
                                                       8,940,000
                                                    ------------
GEORGIA--2.3%
    9,000,000  Hapeville Development Authority,
                3.30%(b)
                Industrial Development Revenue
                Bond
                Hapeville Hotel, Series 85,
                09/01/98*
                LOC: Deutsche Bank................     9,000,000
    4,000,000  Muni Electric Authority of Georgia,
                3.25%(b)
                General Resolution Project,
                Series 85C, 09/07/98*
                LOC: Bayerische Landesbank........     4,000,000
                                                    ------------
                                                      13,000,000
                                                    ------------
IDAHO--0.5%
    3,000,000  Power County, 3.30%(b)
                Pollution Control Revenue Bond
                FMC Corporation Project, Series
                85,
                09/01/98*
                LOC: Wachovia Bank & Trust........     3,000,000
                                                    ------------
ILLINOIS--11.6%
    4,000,000  Chicago, 3.40%(b)
                Industrial Development Revenue
                Bond
                Freedom Seating Company Project,
                Series 98, AMT, 09/07/98*
                LOC: LaSalle National Trust,
                N.A...............................     4,000,000

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   15,000,000  Chicago, 3.40%(b)
                Airport Revenue Bond
                Centerpoint, LP, Series 97, AMT,
                09/07/98*
                LOC: First National Bank
                of Chicago........................    15,000,000
    2,140,000  Hoffman Estates, 4.50%
                Economic Development Project Area
                AMBAC, Series 97, 11/15/98*.......     2,142,332
    6,000,000  Illinois Development Finance
                Authority, 3.45%(b)
                Utility Revenue Bond
                Citizens Utilities, Series 97,
                AMT, 09/07/98*....................     6,000,000
    9,400,000  Illinois Development Finance
                Authority, 3.35%(b)
                Pollution Control Revenue Bond
                Illinois Power Project, Series
                88B, AMT 09/07/98*
                LOC: Morgan Guaranty Trust
                Company...........................     9,400,000
   11,300,000  Illinois Development Finance
                Authority, 3.35%(b)
                Pollution Control Revenue Bond
                Illinois Power Project, Series
                87C, AMT, 09/07/98*
                LOC: Morgan Guaranty Trust
                Company...........................    11,300,000
    7,000,000  Jackson-Union County, 3.30%(b)
                Enron Transportation Services,
                09/07/98*
                LOC: First Union Bank of North
                Carolina..........................     7,000,000
    4,000,000  Joliet, 3.20%(b)
                Industrial Development Revenue
                Bond
                Exxon Project, 09/01/98*..........     4,000,000
    4,320,000  Lake County, 3.35%(b)
                Solid Waste Revenue Bond
                Countryside Landfill, Series 96B,
                AMT, 09/07/98*
                LOC: Morgan Guaranty Trust
                Company...........................     4,320,000
    2,500,000  Sauget, 4.70%
                Solid Waste Revenue Bond
                Pfizer, Series 93, 05/01/99*......     2,514,487
                                                    ------------
                                                      65,676,819
                                                    ------------
INDIANA--3.2%
    2,140,000  City of Crawfordsville, 3.40%(b)
                Industrial Development Revenue
                Bond
                Precision Plastics of Indiana,
                Series 92, 09/07/98*
                LOC: Northern Trust Company........    2,140,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   4,780,000  City of North Vernon, 3.45%(b)
                Multi Family Housing Revenue Bond
                Oak Meadows Apartments Project,
                Series 95, AMT, 09/07/98*
                LOC: Federal Home Loan Bank.......  $  4,780,000
    6,000,000  City of Westfield, 3.35%(b)
                Industrial Development Revenue
                Bond
                PL Porter Project, Series 89, AMT,
                09/07/98*
                LOC: Bank of America..............     6,000,000
    2,050,000  Elkhart County, 3.45%(b)
                Multi Family Housing Revenue Bond
                West Plains Apartments Project,
                Series 98A, AMT, 09/07/98*
                LOC: LaSalle National Trust,
                N.A...............................     2,050,000
    2,950,000  Elkhart County, 3.45%(b)
                Multi Family Housing Revenue Bond
                Johnson St. Apartments Project,
                Series 98A, AMT, 09/07/98*
                LOC: LaSalle National Trust,
                N.A...............................     2,950,000
                                                    ------------
                                                      17,920,000
                                                    ------------
KANSAS--0.7%
    4,100,000  Shawnee Industrial Development
                Authority, 3.40%(b)
                Industrial Development Revenue
                Bond
                Thrall Enterprises, Series 94,
                AMT, 09/07/98*
                LOC: LaSalle National Trust,
                N.A...............................     4,100,000
                                                    ------------
KENTUCKY--1.7%
    9,600,000  Louisville, 3.35%(b)
                Airport Revenue Bond
                Louisville Airport, Series 89B,
                AMT, 09/07/98*
                LOC: National City Bank of
                Louisville........................     9,600,000
                                                    ------------
LOUISIANA--3.2%
    3,770,000  Calcasieu Parish, 3.20%(b)
                Sales Tax District No. 4-A, Series
                94, 09/07/98*
                LOC: Credit Local de France.......     3,770,000
    1,910,000  Jefferson Parish, GO, 6.15%
                Drainage Improvement
                FGIC, Series 97, 09/01/98*........     1,910,000
    3,500,000  Lincoln Parish, 3.50%(b)
                Solid Waste Revenue Bond
                Willamette Industrial Project,
                Series 96, AMT, 09/07/98*
                LOC: Deutsche Bank................     3,500,000

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    8,680,000  Louisiana Public Facility
                Authority, 3.30%(b)
                Industrial Development Revenue
                Bond
                Kenner Hotel, 09/01/98*
                LOC: Deutsche Bank................     8,680,000
                                                    ------------
                                                      17,860,000
                                                    ------------
MARYLAND--4.6%
   19,020,000  Frederick County, 3.35%(b)
                Health Facility Revenue Bond
                Buckinghams Choice,
                Series 97E, 09/07/98*
                LOC: LaSalle National Trust,
                N.A...............................    19,020,000
    6,900,000  Maryland Health and Higher
                Education, 3.30%(b)
                Health Facility Revenue Bond
                Charlestown Commission,
                Series 98A, 09/07/98*
                LOC: First Union National Bank....     6,900,000
                                                    ------------
                                                      25,920,000
                                                    ------------
MICHIGAN--1.8%
    9,950,000  Michigan Housing Development
                Authority, 3.45%(b)
                Multi Family Housing Revenue Bond
                Rental Housing, Series 97B,
                09/07/98*
                LOC: Landesbank Hessen-
                Thueringen........................     9,950,000
                                                    ------------
MINNESOTA--0.6%
    3,600,000  City of St. Paul, 3.55%(b)
                Multi Family Housing Revenue Bond
                Kendrick Apartments, Series 97,
                AMT, 09/07/98*
                LOC: First Bank Systems...........     3,600,000
                                                    ------------
MONTANA--2.7%
   15,000,000  Montana Board of Investments,
                3.35%(b)
                Colstrip Project, Series 89A,
                AMT, 09/07/98*
                LOC: Credit Local de France.......    15,000,000
                                                    ------------
NEBRASKA--0.9%
    5,100,000  Nebhelp, Inc., 3.45%(b)
                Student Loan Program,
                Series 86B, 09/07/98*
                LOC: Student Loan Marketing
                Association.......................     5,100,000
                                                    ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
NEVADA--1.2%
$   6,980,000  Clark County, 3.15%(b)
                Airport Revenue Bond
                McCarran Airport, Series 95 A-1,
                09/07/98*
                LOC: Union Bank of Switzerland....  $  6,980,000
                                                    ------------
NEW HAMPSHIRE--1.5%
    2,100,000  New Hampshire, 3.45%(b)
                Pollution Control Revenue Bond
                Connecticut Light & Power, Series
                92, 09/07/98*
                LOC: Canadian Imperial Bank of
                Commerce..........................     2,100,000
    2,695,000  New Hampshire Housing Finance
                Authority, 3.50%(b)
                Multi Family Housing Revenue Bond
                Countryside LTD Project,
                Series 94, AMT, 09/07/98*
                LOC: General Electric Credit
                Corporation.......................     2,695,000
    3,600,000  New Hampshire Housing Finance
                Authority, 3.37%(b)
                Multi Family Housing Revenue Bond
                Fairways Project, AMT, 09/07/98*
                LOC: General Electric Credit
                Corporation.......................     3,600,000
                                                    ------------
                                                       8,395,000
                                                    ------------
NEW YORK--1.2%
    6,900,000  New York Energy Restoration &
                Development, 3.45% (b)
                Pollution Control Revenue Bond
                Niagra Mohawk, Series 86A, AMT,
                09/01/98*
                LOC: Toronto Dominion.............     6,900,000
                                                    ------------
NORTH CAROLINA--2.1%
    3,500,000  Halifax County, 3.40%(b)
                Pollution Control Revenue Bond
                Louisville G & E, Series 93, AMT,
                09/01/98*
                LOC: Credit Suisse................     3,500,000
    3,400,000  Person County, 4.00%(b)
                Industrial Development Revenue Bond
                Carolina Power and Light Project,
                Series 86, AMT, 09/01/98*
                LOC: Sun Bank, Orlando............     3,400,000
    4,900,000  Raleigh Durham, 3.35%(b)
                Airport Revenue Bond
                American Airlines, Series 95A,
                09/01/98*
                LOC: Royal Bank of Canada.........     4,900,000
                                                    ------------
                                                      11,800,000
                                                    ------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
NORTH DAKOTA--1.8%
   10,000,000  North Dakota Housing Finance
                Authority, 3.90%(b)
                Single Family Mortgage Revenue
                Bonds, Series 98C, AMT, 06/01/99*
                GIC: American International
                Group.............................    10,000,000
                                                    ------------
OHIO--2.0%
    1,600,000  Evendale, 3.55%(b)
                Industrial Development Revenue Bond
                SHV Real Estate Project, 09/07/98*
                LOC: ABN-AMRO.....................     1,600,000
    4,900,000  Franklin County, 3.30%(b)
                Health Facility Revenue Bond
                U.S. Health Corporation,
                Series 96A, 09/07/98*
                LOC: Morgan Guaranty Trust
                Company...........................     4,900,000
    5,000,000  Ohio Housing Finance Authority,
                3.80%
                Single Family Mortgage
                Revenue Bond
                Home Mortgage, Series 98A-2, AMT,
                03/01/99*
                GIC: Trinity Funding..............     5,000,000
                                                    ------------
                                                      11,500,000
                                                    ------------
OKLAHOMA--1.7%
    2,000,000  Oklahoma Development Finance
                Authority, 3.45%(b)
                Shawnee Funding Project,
                Series 96, AMT, 09/07/98*
                LOC: Bank of Nova Scotia..........     2,000,000
    7,500,000  Optima Municipal Authority,
                3.45%(b)
                Industrial Development Revenue
                Bond
                Seaboard Project, Series 94, AMT,
                09/07/98*
                LOC: Trust Company Bank...........     7,500,000
                                                    ------------
                                                       9,500,000
                                                    ------------
OREGON--2.7%
    3,560,000  Klamath Falls, 3.80%
                Electric Utility Revenue Bond
                Salt Caves, Series 86A,
                05/03/99*.........................     3,560,000
    2,000,000  Oregon Economic Development
                Authority, 3.60%(b)
                Industrial Development Revenue
                Bond
                Eagle-Picher Industrial Project,
                Series 84, 09/07/98*
                LOC: NBD Corporation..............     2,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   9,900,000  Port of Portland, 3.45%(b)
                Industrial Development Revenue
                Bond
                Portland Bulk Terminal,
                Series 96, AMT, 09/07/98*
                LOC: Canadian Imperial Bank of
                Commerce..........................  $  9,900,000
                                                    ------------
                                                      15,460,000
                                                    ------------
PENNSYLVANIA--6.8%
    1,100,000  Beaver County Industrial
                Development Authority, 3.35%(b)
                Pollution Control Revenue Bond
                Duquesne Light Company,
                Series 90B, 09/07/98*
                LOC: Barclays Bank................     1,100,000
    1,000,000  Beaver County Industrial
                Development Authority, 3.35%(b)
                Pollution Control Revenue Bond
                Duquesne Light Company,
                Series 90A, 09/07/98*
                LOC: Barclays Bank................     1,000,000
    3,000,000  Delaware Valley Finance
                Authority, 3.20%(b)
                Local Government Revenue Bond,
                Series 85A, 09/07/98*
                LOC: Credit Suisse................     3,000,000
    2,200,000  Emmaus Local Government, 3.45%(b)
                General Authority Revenue Bond,
                Series 89B-17, 09/07/98*
                LOC: Bayerische Landesbank........     2,200,000
   19,895,000  Montgomery County Higher
                Education, 3.30%(b)
                Student Loan Revenue Bond,
                Series 96A, 09/07/98*
                LOC: Dauphin Deposit Bank.........    19,895,000
    1,500,000  Pennsylvania Higher
                Education, 3.35%(b)
                Student Loan Revenue Bond,
                Series 88, AMT, 09/07/98*
                LOC: Student Loan Marketing
                Association.......................     1,500,000
    1,185,000  Pittsburgh, GO, 5.00%
                Series 96A, MBIA, 03/01/99*.......     1,193,105
    3,000,000  Schuykill County, 3.30%(b)
                Industrial Development Revenue
                Bond
                Northeastern Power Company
                Project, Series 97B, AMT,
                09/01/98*
                LOC: Credit Local De France.......     3,000,000
    5,300,000  Schuykill County, 3.20%(b)
                Industrial Development Revenue
                Bond
                Northeastern Power Company
                Project, Series 97A, 09/01/98*
                LOC: Credit Local De France.......     5,300,000
                                                    ------------
                                                      38,188,105
                                                    ------------


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
RHODE ISLAND--2.1%
    4,400,000  Rhode Island Higher Education,
                3.35%(b)
                Student Loan Revenue Bond,
                Series 95-1, AMT, 09/07/98*
                LOC: National Westminster.........     4,400,000
    5,000,000  Rhode Island Higher Education,
                3.35%(b)
                Student Loan Revenue Bond,
                Series 96J-2, AMT, 09/07/98*
                LOC: National Westminster.........     5,000,000
    2,600,000  Rhode Island Higher
                Education, 3.35%(b)
                Student Loan Revenue Bond,
                Series 96-3, AMT, 09/07/98*
                LOC: National Westminster.........     2,600,000
                                                    ------------
                                                      12,000,000
                                                    ------------
SOUTH CAROLINA--1.2%
    5,000,000  Berkeley County, 3.30%(b)
                Pollution Control Revenue Bond
                Amoco Chemical Project, Series 94,
                09/01/98*.........................     5,000,000
    1,540,000  South Carolina Job Development
                Authority, 3.15%(b)
                Hospital Revenue Bond
                Baptist Health Care, Series 95,
                09/07/98*
                LOC: Credit Local De France.......     1,540,000
                                                    ------------
                                                       6,540,000
                                                    ------------
SOUTH DAKOTA--3.6%
   10,460,000  South Dakota Housing
                Development Authority, 3.50%(b)
                Single Family Mortgage
                Revenue Bond
                Home Mortgage Revenue, Series 97E,
                09/07/98*
                GIC: Westdeutsche
                Landesbank . .....................    10,460,000
   10,000,000  South Dakota Housing
                Development Authority, 3.75%
                Single Family Mortgage
                Revenue Bond
                Home Mortgage Revenue, Series 98C,
                08/05/99*.........................    10,000,000
                                                    ------------
                                                      20,460,000
                                                    ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
TENNESSEE--3.8%
$  21,300,000  Memphis-Shelby County, 3.45%(b)
                Airport System Revenue Bond,
                Series 96B-2, AMT, 09/07/98*
                LOC: First Union Bank of North
                Carolina..........................  $ 21,300,000
                                                    ------------
TEXAS--8.9%
    2,000,000  Austin, 3.25%(b)
                Airport System Revenue Notes,
                Series 95A, AMT, 09/07/98*
                LOC: Morgan Guaranty Trust
                Company...........................     2,000,000
    8,500,000  Brazos Higher Education, 3.30%(b)
                Student Loan Revenue Bond,
                Series B1, AMT, 09/07/98*
                LOC: Student Loan Marketing
                Association.......................     8,500,000
    7,600,000  Calhoun County, 3.30%(b)
                Port Facility
                Formosa Plastics, Series 94, AMT,
                09/07/98*
                LOC: Bank of America..............     7,600,000
    1,200,000  Crawford 3.40%(b)
                Industrial Development Revenue
                Bond
                Franklin Industries, Series 87,
                AMT, 09/07/98*
                LOC: ABN-AMRO.....................     1,200,000
    4,640,000  Gulf Coast, 3.20%(b)
                Pollution Control Revenue Bond
                Amoco Oil Company Project,
                Series 92, 09/01/98*..............     4,640,000
    1,000,000  Panhandle Plains, 3.30%(b)
                Student Loan Revenue Bond,
                Series 91A, AMT, 09/07/98*
                LOC: Student Loan Marketing
                Association.......................     1,000,000
   19,600,000  Panhandle Plains, 3.30%(b)
                Student Loan Revenue Bond,
                Series 97X, AMT, 09/07/98*
                LOC: Student Loan Marketing
                Association.......................    19,600,000
    1,000,000  Panhandle Plains, 3.65%(b)
                Student Loan Revenue Bond,
                Series 93B, AMT, 09/07/98*
                LOC: Student Loan Marketing
                Association.......................     1,000,000
    1,500,000  Panhandle Plains, 3.30%(b)
                Student Loan Revenue Bond,
                Series 92B, AMT, 09/07/98*
                LOC: Student Loan Marketing
                Association.......................     1,500,000

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    3,300,000  Panhandle Plains, 3.30%(b) Student
                Loan Revenue Bond, Series 91B,
                AMT, 09/07/98*,
                LOC: Student Loan Marketing
                Association.......................     3,300,000
                                                    ------------
                                                      50,340,000
                                                    ------------
UTAH--1.8%
   10,400,000  Salt Lake County, 3.47%(b) Solid
                Waste Revenue Bond Kennecott
                Copper Corporation, AMT,
                09/07/98*.........................    10,400,000
                                                    ------------

VIRGINIA--10.7%
    3,600,000  Amelia County, 3.35%(b)
                Solid Waste Revenue Bond
                Chambers Waste Systems, Inc., AMT,
                09/07/98*,
                LOC: Morgan Guaranty Trust
                Company...........................     3,600,000
    2,500,000  Charles City, 3.35%(b)
                Solid Waste Revenue Bond
                Chambers Development,
                Series 89, AMT, 09/07/98*
                LOC: Morgan Guaranty Trust
                Company...........................     2,500,000
    1,600,000  Charles City, 3.35%(b)
                Solid Waste Revenue Bond
                Chambers Development,
                Series 90, AMT, 09/07/98*,
                LOC: Morgan Guaranty Trust
                Company...........................     1,600,000
    5,595,000  Charles City, 3.35%(b)
                Solid Waste Revenue Bond
                Chambers Development of Virginia,
                Series 91, AMT, 09/07/98*
                LOC: Morgan Guaranty Trust
                Company...........................     5,595,000
    4,000,000  Charles City, 3.35%(b)
                Solid Waste Revenue Bond
                Chambers Development of Virginia,
                Series 96, AMT, 09/07/98*
                LOC: Morgan Guaranty Trust
                Company...........................     4,000,000
    2,700,000  City of Alexandria Redevelopment
                and Housing Authority, 3.40%(b)
                Multi Family Housing Revenue Bond
                Buckingham Village Apartments,
                Series 96B, AMT, 09/07/98*
                LOC: First Union Bank of North
                Carolina..........................     2,700,000
    8,550,000  City of Richmond Housing Finance
                Authority, 3.25%(b) Old Manchester
                Project,
                Series 95A, 09/07/98*
                LOC: Wachovia Bank and Trust......     8,550,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   2,000,000  City of Richmond Redevelopment
                and Housing Authority, 3.65%(b)
                Multi Family Housing Revenue Bond
                Tobacco Row, Series 89B-3, AMT,
                09/07/98*
                GIC: Bayerische Landesbank........  $  2,000,000
    7,500,000  City of Richmond Redevelopment and
                Housing Authority, 3.65%(b)
                Multi Family Housing Revenue Bond
                Tobacco Row, Series 89B-5, AMT,
                09/07/98*
                GIC: Bayerische Landesbank........     7,500,000
   10,660,000  City of Richmond Redevelopment
                and Housing Authority, 3.65%(b)
                Multi Family Housing Revenue Bond
                Tobacco Row, Series 89B-7, AMT,
                09/07/98*
                GIC: Bayerische Landesbank........    10,660,000
    8,075,000  Fairfax County Development
                Authority, 3.40%(b)
                Fair Lakes D&K LTD Partnership,
                Series 96, AMT, 09/07/98*
                LOC: First Union Bank of North
                Carolina..........................     8,075,000
    3,750,000  Waynesboro, 3.30%(b)
                Health Facility Revenue Bond
                Sunnyside Hospital, Series 97,
                09/01/98
                LOC: First Union Bank of North
                Carolina..........................     3,750,000
                                                    ------------
                                                      60,530,000
                                                    ------------
WASHINGTON--1.7%
    9,500,000  Port of Vancouver, 3.40%(b)
                Industrial Development Revenue
                Bond
                United Grain Corporation,
                Series 92, AMT, 09/07/98*
                LOC: Bank of America..............     9,500,000
                                                    ------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
WISCONSIN--0.4%
    2,100,000  Wisconsin Health and Education
                Facility Authority, 3.25%(b)
                Health Facility Revenue Bond
                St. Lukes Medical Center,
                Series 87, 09/07/98*
                LOC: First National Bank of
                Chicago...........................     2,100,000
                                                    ------------
TOTAL INVESTMENTS(cost $579,774,019)(c),
102.7%(a).........................................   579,774,019
OTHER ASSETS AND LIABILITIES, NET, (2.7%)(a)......  (15,226,611)
                                                    ------------
NET ASSETS, 100.0% (net asset value, offering and
redemption price of $1.00 per share; $564,613,784
shares outstanding), consisting of paid-in-capital
net of accumulated net realized loss of $66,376,
100%..............................................  $564,547,408
                                                    ============

---------------

 * Earlier of the maturity date or the put date.
(a)Percentages are based on net assets.
(b)Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(c)The aggregate identified cost for federal income tax purposes is the same.
AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Securities subject to Alternative Minimum Tax
FGIC -- Federal Guaranty Insurance Company
GIC -- Credit enhancement provided by guaranteed investment contract with noted
       institution
GO -- General Obligation
LOC -- Credit enhancement provided by letter of credit issued by noted
       institution
MBIA -- Municipal Bond Investors Assurance

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................                $18,153,232
Expenses (Notes 1 and 4):
  Management fee............................................  $2,380,492
  Distribution fee..........................................     732,661
  Shareholder servicing.....................................     129,439
  State qualification expenses..............................     114,673
  Custodian/Fund accounting fees............................      92,499
  Professional fees.........................................      54,223
  Federal registration fees.................................      42,166
  Reports to shareholders...................................      28,378
  Insurance expense.........................................       9,819
  Trustees' fees and expenses...............................       8,239
  Other.....................................................       5,112
                                                              ----------
Total expenses..............................................                  3,597,701
                                                                            -----------
Net investment income resulting from operations.............                $14,555,531
                                                                            ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   FOR THE YEARS ENDED
                                                                            ----------------------------------
                                                                            AUGUST 31, 1998    AUGUST 31, 1997
                                                                            ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................                 $ 14,555,531       $ 10,768,959
Distributions to shareholders from net investment income
  ($0.030 and $0.030 per share, respectively)...............                  (14,555,531)       (10,768,959)
Increase in net assets from Fund share transactions (Note
  2)........................................................                  145,475,144         93,310,792
                                                                             ------------       ------------
Increase in net assets......................................                  145,475,144         93,310,792
Net assets, beginning of year...............................                  419,072,264        325,761,472
                                                                             ------------       ------------
Net assets, end of year.....................................                 $564,547,408       $419,072,264
                                                                             ============       ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    FOR THE YEARS ENDED AUGUST 31,
                                                              ------------------------------------------
                                                               1998     1997     1996     1995     1994
                                                              ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF YEAR:.........................  $1.000   $1.000   $1.000   $1.000   $1.000
                                                              ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)..................................    .030     .030     .030     .030     .019
LESS DISTRIBUTIONS:
  Dividends from net investment income......................   (.030)   (.030)   (.030)   (.030)   (.019)
                                                              ------   ------   ------   ------   ------
NET ASSET VALUE, END OF YEAR:...............................  $1.000   $1.000   $1.000   $1.000   $1.000
                                                              ======   ======   ======   ======   ======
TOTAL RETURN %..............................................    3.02     3.00     2.98     3.04     1.90
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA:
  Operating expenses, net(a)................................     .74      .75      .77      .77      .77
  Net investment income.....................................    2.98     2.96     2.94     3.05     1.89
  Net assets, end of period ($ millions)....................     565      419      326      283      212

---------------
(a)Excludes management fees waived by the Manager in the amount of less than $.001 and $.001, per share, for the two years ended August 31, 1995 and 1994, respectively. The operating expense ratios including such items would have been .79% and .77%, respectively. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratios excluding such items would have been .74%. No management fees were waived or recovered for the year ended August 31, 1998.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, while other expenses such as professional fees, insurance expense, are allocated proportionately among the Heritage Funds.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1998, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the years ended August 31, 1998 and 1997 at a constant net asset value of $1.00 per share, were as follows:

                                                                               FOR THE YEARS ENDED
                                                                        ----------------------------------
                                                                        AUGUST 31, 1998    AUGUST 31, 1997
                                                                        ---------------    ---------------
        Shares sold.................................................     2,634,863,915      1,753,225,618
        Shares issued on reinvestment of distributions..............        15,359,564         10,474,052
        Shares redeemed.............................................    (2,504,748,335)    (1,670,388,878)
                                                                        --------------     --------------
          Net increase..............................................       145,475,144         93,310,792
        Shares outstanding:
          Beginning of year.........................................       419,138,640        325,827,848
                                                                        --------------     --------------
          End of year...............................................       564,613,784        419,138,640
                                                                        ==============     ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1998, purchases, sales and maturities of short-term investment securities aggregated $1,496,783,974, $1,304,422,000 and $43,415,000, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective January 2, 1996, the Manager agreed to the following management fee schedule: 50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next $250,000,000 and .40% on assets over $1 billion of such net assets. The amount payable to the Manager as of August 31, 1998 was $209,843. Pursuant to the Prospectus dated January 2, 1998, the Manager voluntarily agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        expenses exceed .75% of its average daily net assets for the fiscal year ended August 31, 1998. The Manager further agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed .74% of its average daily net assets for the fiscal year ending August 31, 1998.

        The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million. For the year ended August 31, 1998 the subadviser earned $394,220 for subadviser fees, which were paid by the Manager.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1998 was $21,000. In addition, the Manager performs Fund accounting services for the Fund and charged $45,923 during the year, of which $7,500 was payable as of August 31, 1998.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1998 was $66,891. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1998, the Fund has net tax basis capital loss carryforwards of $66,376, in the aggregate. Capital loss carryforwards in the amount of $17,824, $2,029, and $46,523 may be applied to any net taxable gains until their expiration dates in 2001, 2003, and 2004, respectively.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Cash Trust-Municipal Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust-Municipal Money Market Fund (the "Fund") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Tampa, Florida
October 14, 1998

--------------------------------------------------------------------------------

                                TAX INFORMATION
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     Of the dividends paid from net investment income for the year ended August 31, 1998, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

HERITAGE CASH TRUST-MUNICIPAL MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

           -   HERITAGE CASH TRUST
                    MONEY MARKET FUND
           -   HERITAGE CAPITAL APPRECIATION TRUST
           -   HERITAGE INCOME-GROWTH TRUST
           -   HERITAGE INCOME TRUST
                    INTERMEDIATE GOVERNMENT FUND
                    HIGH YIELD BOND FUND
           -   HERITAGE SERIES TRUST
                    AGGRESSIVE GROWTH FUND
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    MID CAP GROWTH FUND
                    SMALL CAP STOCK FUND
                    VALUE EQUITY FUND
           -   HERITAGE U.S. GOVERNMENT INCOME FUND
                    (A CLOSED-END FUND THAT TRADES ON THE
                      NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the Prospectus carefully before you invest in any of the funds.

[HERITAGE LOGO]

Heritage Cash Trust - Municipal Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733

Address Change Requested

HERITAGE FAMILY OF FUNDS (TM)

From Our Family to Yours:
The Intelligent Creation of Wealth

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
Intermediate Government
High Yield

HERITAGE STOCK FUNDS
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Value Equity

This report is for the information of shareholders of Heritage Cash Trust - Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.


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